Summarize Information relating to Options Outstanding (Detail)												12 Months Ended						12 Months Ended
	Dec. 31, 2013 Stock Appreciation Rights ZAR	Dec. 31, 2012 Stock Appreciation Rights ZAR	Dec. 31, 2011 Stock Appreciation Rights ZAR	Dec. 31, 2013 2005 Share Plan USD ($)	Dec. 31, 2013 2005 Share Plan ZAR	Dec. 31, 2012 2005 Share Plan USD ($)	Dec. 31, 2012 2005 Share Plan ZAR	Dec. 31, 2011 2005 Share Plan USD ($)	Dec. 31, 2011 2005 Share Plan ZAR	Dec. 31, 2010 2005 Share Plan USD ($)	Dec. 31, 2010 2005 Share Plan ZAR	Dec. 31, 2013 2005 Share Plan Stock Appreciation Rights USD ($)	Dec. 31, 2013 2005 Share Plan Stock Appreciation Rights ZAR	Dec. 31, 2012 2005 Share Plan Stock Appreciation Rights USD ($)	Dec. 31, 2012 2005 Share Plan Stock Appreciation Rights ZAR	Dec. 31, 2011 2005 Share Plan Stock Appreciation Rights	Dec. 31, 2010 2005 Share Plan Stock Appreciation Rights	Dec. 31, 2013 2005 Share Plan Stock Appreciation Rights Range 1 USD ($)	Dec. 31, 2013 2005 Share Plan Stock Appreciation Rights Range 1 ZAR	Dec. 31, 2012 2005 Share Plan Stock Appreciation Rights Range 1 USD ($)	Dec. 31, 2012 2005 Share Plan Stock Appreciation Rights Range 1 ZAR	Dec. 31, 2013 2005 Share Plan Stock Appreciation Rights Range 2 USD ($)	Dec. 31, 2013 2005 Share Plan Stock Appreciation Rights Range 2 ZAR	Dec. 31, 2012 2005 Share Plan Stock Appreciation Rights Range 2 USD ($)	Dec. 31, 2012 2005 Share Plan Stock Appreciation Rights Range 2 ZAR	Dec. 31, 2013 2005 Share Plan Stock Appreciation Rights Range 3 USD ($)	Dec. 31, 2013 2005 Share Plan Stock Appreciation Rights Range 3 ZAR	Dec. 31, 2012 2005 Share Plan Stock Appreciation Rights Range 3 USD ($)	Dec. 31, 2012 2005 Share Plan Stock Appreciation Rights Range 3 ZAR	Dec. 31, 2013 2005 Share Plan Stock Appreciation Rights Range 4 USD ($)	Dec. 31, 2013 2005 Share Plan Stock Appreciation Rights Range 4 ZAR	Dec. 31, 2012 2005 Share Plan Stock Appreciation Rights Range 4 USD ($)	Dec. 31, 2012 2005 Share Plan Stock Appreciation Rights Range 4 ZAR
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding SARS, Price range, lower limit																		$ 5.80	60.00	$ 7.00	60.00	$ 8.23	85.00	$ 9.93	85.00	$ 10.65	110.00	$ 12.84	110.00	$ 13.07	135.00	$ 15.76	135.00
Outstanding SARS, Price range, upper limit																		$ 8.22	84.99	$ 9.92	84.99	$ 10.64	109.99	$ 12.83	109.99	$ 13.06	134.99	$ 15.75	134.99	$ 15.47	159.99	$ 18.67	159.99
Outstanding SARS, Number of options												3,151,728	3,151,728	4,318,909	4,318,909	5,030,143	5,270,597	873,064	873,064	3,400	3,400	1,217,915	1,217,915	2,625,234	2,625,234	1,033,784	1,033,784	1,652,471	1,652,471	26,965	26,965	37,804	37,804
Outstanding SARS, Weighted average exercise price			119.17	$ 8.89	91.91	$ 12.53	107.37	$ 13.27	107.91	$ 15.63	105.53	$ 8.89	91.91	$ 12.53	107.37			$ 7.33	75.81	$ 8.11	69.48	$ 9.00	93.10	$ 11.60	99.45	$ 10.00	103.36	$ 13.96	119.65	$ 11.46	118.45	$ 15.90	136.29
Outstanding SARS, Contractual life												2 years 1 month 2 days	2 years 1 month 2 days	3 years	3 years			2 years 2 months 19 days	2 years 2 months 19 days	1 year 11 months 12 days	1 year 11 months 12 days	10 months 24 days	10 months 24 days	2 years 6 months 7 days	2 years 6 months 7 days	3 years 4 months 2 days	3 years 4 months 2 days	3 years 8 months 19 days	3 years 8 months 19 days	4 years 4 days	4 years 4 days	5 years 4 days	5 years 4 days